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1933 Act/Rule 485(a)

March 29, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:        Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

Post-Effective Amendment No. 117

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A.

This amendment contains the Prospectus and Statement of Additional Information for the Virtus KAR Developing Markets Fund, which is being registered as a new series of the Registrant.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr
Senior Vice President,
Chief Legal Officer
Counsel and Secretary
Virtus Mutual Funds

cc: Ralph Summa

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